New IFRS and IFRIC Not Yet Effective	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
New IFRS and IFRIC Not Yet Effective
4.	New IFRS and IFRIC not yet effective
The standards and interpretations effective during this period and those issued but not yet in force are detailed below:

a)	Standard and interpretation effective as of January 1, 2022
After an analysis of the standards and interpretations effective during this period, we have concluded that we don’t expect any significant impacts on the current financial statements.

b)	Standard and interpretation not yet effective:

•	IAS 8 Accounting policies, Changes in Accounting Estimates and Errors—Amendments regarding the definition of accounting estimates (February 2021)

•	IAS 12 Income Taxes—Amendments regarding deferred tax on leases and decommissioning obligations (May 2021)

•
IAS 1 Presentation of Financial Statements – Amendments regarding the classification of liabilities (January 2020) and Amendment to defer the effective date of the January 2020 amendments (July 2020) and Amendments regarding the disclosure of accounting policies (February 2021)

We do not expect that these standards will have a significant impact on the financial statements.

4.	NEW IFRS AND IFRIC NOT YET EFFECTIVE
Standards and interpretations that will be effective after the reporting date are as follows:
The following amended standards and interpretations had no significant impact on the Group’s financial position and results of operations.

a)	New standards, amendments and interpretations effective EU-endorsed as of 1 January 2021

Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	1 Jan 2021
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)	1 Apr 2021
The following amended standards and interpretations are not expected to have a significant impact on the future Group’s financial position and results of operations.

b)	New standards, amendments and interpretations effective EU-endorsed as of 1 January 2022

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)	1 Jan 2022
Annual Improvements to IFRS Standards 2018-2020	1 Jan 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)	1 Jan 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	1 Jan 2022

c)	New standards, amendments and interpretations effective as of 1 January 2023

Classification of liabilities as current or non-current (Amendments to IAS 1)	1 Jan 2023	(*)
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1 Jan 2023	(*)
Definition of Accounting Estimates (Amendments to IAS 8)	1 Jan 2023	(*)
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	1 Jan 2023	(*)

(*)	Not yet endorsed by the EU.